Financial Risk Management - Summary of Derivative Instruments Options Outstanding (Detail) - Financial assets at fair value through other comprehensive income, category [member] - CAD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Marketable securities	$ 730	$ 3,581
Investment in subscription receipts	2,400	2,400
Reclamation deposits	3,083	31,480
Financial assets designated at fair value	6,213	37,461
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	730	3,581
Reclamation deposits	3,083	31,480
Financial assets designated at fair value	3,813	35,061
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Investment in subscription receipts	2,400	2,400
Financial assets designated at fair value	$ 2,400	$ 2,400